John Hancock International Dynamic Growth Fund Expense Example, No Redemption - Class A C I R6 [Member] - John Hancock International Dynamic Growth Fund - Class C	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 195
Expense Example, No Redemption, 3 Years	605
Expense Example, No Redemption, 5 Years	1,041
Expense Example, No Redemption, 10 Years	$ 2,058